Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
Note 16 – Income Taxes

The Company elected to be taxed as a REIT under Code Sections 856 through 860 beginning with its short taxable year ended December 31, 2013. As a REIT, the Company generally will not be subject to U.S. federal income tax to the extent that it distributes its taxable income to its stockholders. To maintain qualification as a REIT, the Company must distribute at least 90% of its annual REIT taxable income to its stockholders and meet certain other requirements such as assets it may hold, income it may generate and its stockholder composition. It is the Company’s policy to distribute all or substantially all of its REIT taxable income. To the extent there is any undistributed REIT taxable income at the end of a year, the Company can elect to distribute such shortfall within the next year as permitted by the Code.

Effective January 1, 2014, CHMI Solutions elected to be taxed as a corporation for U.S. federal income tax purposes; prior to this date, CHMI Solutions was a disregarded entity for U.S. federal income tax purposes. CHMI Solutions has jointly elected with the Company, the ultimate beneficial owner of CHMI Solutions, to be treated as a TRS of the Company, and all activities conducted through CHMI Solutions and its wholly-owned subsidiary, Aurora, are subject to federal and state income taxes. CHMI Solutions files a consolidated tax return with Aurora and is fully taxed as a U.S. C-Corporation.

The state and local tax jurisdictions for which the Company is subject to tax filing obligations recognize the Company’s status as a REIT, and therefore, the Company generally does not pay income tax in such jurisdictions. CHMI Solutions and Aurora are subject to U.S. federal, state and local income taxes.

The components of the Company’s income tax expense (benefit) are as follows for the periods indicated below (dollars in thousands):

	Year Ended December 31,
	2019	2018	2017
Current federal income tax expense (benefit)	$-	$116	$(575)
Current state income tax expense (benefit)	-	35	(62)
Deferred federal income tax benefit	(8,403)	3,570	2,635
Deferred state income tax benefit	(1,522)	806	552
Benefit from Corporate Business Taxes	$(9,925)	$4,527	$2,550

The following is a reconciliation of the statutory federal rate to the effective rate, for the periods indicated below (dollars in thousands):

	Year Ended December 31,
	2019		2018		2017
Computed income tax expense (benefit) at federal rate	$(12,724)	21.0%	$8,225	21.2%	$17,015	34.7%
State tax benefit, net of federal tax, if applicable	(664)	1.1%	833	2.1%	417	0.9%
Tax benefit due to federal rate change	-	0%	-	0%	(1,428)	(2.9)%
Tax provision due to State tax rate change	(858)	1.4%	-	0%	-	0%
Provision to return adjustment	5	0.0%	4	0%	(179)	(0.4)%
REIT income not subject to tax (benefit)	4,316	(7.1)%	(4,535)	(11.7)%	(13,275)	(27.1)%
Benefit from Corporate Business Taxes/Effective Tax Rate(A)	$(9,925)	16.4%	$4,527	11.6%	$2,550	5.2%

(A)	The provision for income taxes is recorded at the TRS level.

The Company’s consolidated balance sheets, at December 31, 2019, December 31, 2018 and December 31, 2017, contain the following current and deferred tax liabilities and assets, which are recorded at the TRS level (dollars in thousands):

	Year Ended December 31,
	2019	2018	2017
Income taxes payable
Federal income taxes payable	$-	$116	$-
State and local income taxes payable	-	35	-
Income taxes payable	$-	$151	$-

	December 31, 2019	December 31, 2018	December 31, 2017
Deferred tax assets
Deferred tax - organizational expenses	$-	$(4)	$(10)
Deferred tax - mortgage servicing rights	(995)	7,170	2,858
Deferred tax - net operating loss	(1,763)	-	(56)
Total net deferred tax assets	$(2,758)	$7,166	$2,792

The deferred tax assets as of December 31, 2019, deferred tax liabilities as of December 31, 2018 and deferred tax liabilities as of December 31, 2017 were each primarily related to MSRs. No valuation allowance has been established at December 31, 2019, December 31, 2018 or December 31, 2017. As of December 31, 2019 and December 31, 2018, deferred tax liabilities are included in “Accrued expenses and other liabilities” in the consolidated balance sheets.

On December 22, 2017, the Tax Cuts and Jobs Act (the “TCJA”) was signed into law. The TCJA includes a number of significant changes to existing U.S. corporate income tax laws, most notably a reduction of the U.S. corporate income tax rate from 35 percent to 21 percent, effective January 1, 2018. The Company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Accordingly, the Company’s deferred tax assets and liabilities were remeasured to reflect the reduction in the U.S. corporate income tax rate, resulting in a $459,000 decrease in income tax expense for the year ended December 31, 2017 and a corresponding decrease of the same amount in the Company’s deferred tax liabilities as of December 31, 2017.

Based on the Company’s evaluation, the Company has concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements. Additionally, there were no amounts accrued for penalties or interest as of or during the periods presented in these consolidated financial statements.

The Company’s 2018, 2017, 2016, 2015, 2014, 2013 and 2012 federal, state and local income tax returns remain open for examination by the relevant authorities.